STOCK OPTIONS AND NONVESTED SHARES	12 Months Ended
Dec. 31, 2011
STOCK OPTIONS AND NONVESTED SHARES

14.     STOCK OPTIONS AND NONVESTED SHARES

As of December 31, 2011, the Company and its subsidiary Daily Growth Holding have three share-based compensation plans, which are described below. The compensation cost that has been charged against income for those plans was $6,600,716, $4,519,671, and $1,538,802 for 2009, 2010, and 2011, respectively.

2004 Stock incentive plan

In January 2004, the Company adopted the 2004 stock incentive plan (the “2004 Plan”) which allows the Company to offer a variety of incentive awards to employees, directors, officers and other eligible persons in the Group, and consultants and advisors outside the Group. Options to purchase 5,688,488 ordinary shares are authorized under the Plan. In September 2004 and December 2006, the Company increased the total number of ordinary shares available for issuance under the 2004 Plan by an additional 10,000,000 shares. In June 2009, the shareholders approved the increase in the number of ordinary shares available for issuance under the 2004 Plan by 3,000,000 ordinary shares. In June 2010, the Company’s shareholders approved the increase in the number of ordinary shares available for issuance under the 2004 Plan by 3,000,000 ordinary shares annually until December 31, 2014. As a result the total number of ordinary shares authorized under the 2004 Plan was 24,688,488 as of December 31, 2011.

Options to employees

During the years of 2009, 2010 and 2011, the Company granted 10,000, 3,562,000 and 285,000 stock options to employees, respectively, at an exercise price that equaled the trading price of the stock upon the stock option grant. These options vest over 3 years.

The fair value of employee options was estimated on the basis of the Black-Scholes Option Pricing model with the following assumptions:

Years ended December 31,
	2010	2011
Weighted average risk free rate of return	1.11%-2.47%	2.02%-2.24%
Weighted average expected option life	5.98 years	6.14 years
Expected volatility rate	54.37%-57.06%	72.96%-73.75%
Dividend yield	—	—

(1)	Expected volatility

For options granted prior to 2011-The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company and comparable listed companies. The Company chooses the comparable companies by considering synthesis effect of the characteristics including industry, stage of life cycle, size and financial leverage.

For option granted in 2011-The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company over the past years.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected term of the options.

(3)	Expected option life

For options granted prior to 2011-The Group used the simplified method to estimate the expected life.

For option granted in 2011- The expected life was estimated based on historical information.

(4)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

Options are generally granted at an exercise price equal to the fair market value of the Company’s shares at the date of grant.

Summary of stock options to employees and non-employees

A summary of the stock option activity is as follows:

	2009		2010		2011
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average
						exercise price
Outstanding at beginning of year	11,439,978	$0.91	10,834,298	$0.87	13,103,238	$0.99
Granted	10,000	$1.65	3,562,000	$1.43	285,000	1.08
Exercised	(236,480)	$0.80	(637,720)	$1.12	(47,500)	0.47
Forfeited	(69,360)	$1.22	(655,340)	$1.27	(1,346,040)	1.28
Cancelled	(309,840)	$2.03	—	—

Outstanding at end of year	10,834,298	$0.87	13,103,238	$0.99	11,994,698	$0.96

Shares exercisable at end of year	9,439,258	$0.82	9,316,838	$0.82	10,588,058	$0.91

The following table summarizes information with respect to stock options outstanding at December 31, 2011:

	Options outstanding				Option exercisable
				Aggregate			Aggregate
		Weighted	Weighted	intrinsic		Weighted	intrinsic
		average	average	value as of		average	value as of
	Number outstanding	remaining	exercise	December 31,	Number	exercise	December 31,
Stock option with exercise price of:		contractual life	price	2011	exercisable	price	2011
$0.16	2,810,738				2,810,738
$1.04	200,000				200,000
$1.31	1,358,100				1,358,100
$1.32	27,000				27,000
$1.12	400,000				400,000
$1.16	200,000				200,000
$1.07	700,000				700,000
$0.96	2,427,000				2,427,000
$1.32	123,600				123,600
$1.26	649,660				649,660
$1.65	10,000				6,800
$1.426	2,778,600				1,667,160
$1.43	50,000				18,000
$1.14	200,000				—
$0.87	60,000				—

	11,994,698	4.91 years	$0.96	$460,961	10,588,058	$0.91	$460,961

The weighted-average grant-date fair value of options granted during the years 2009, 2010 and 2011 was $0.91, $0.78 and $0.70, respectively. The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 was $155,880, $115,985, and $5,740, respectively. The total fair value of shares vested during the year ended December 31, 2009, 2010 and 2011 were $1,106,838, $396,090 and $1,705,153, respectively.

As of December 31, 2011, 7,821,140 ordinary shares were available for future grant of awards. The Company recognized share-based compensation expenses of $1,290,446, $1,765,437 and $ 945,868 for stock option in the years ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2011, there was $348,112 unrecognized share-based compensation expenses relating to the stock options, which is expected to be recognized over a weighted average period of 2 years.

2007 Equity incentive plan

In July 2007, the Company adopted the 2007 Equity incentive plan (the “2007 Plan”) and granted nonvested shares covering 10,558,493 ordinary shares of the Company to the employees who were eligible for the 2007 Plan. The vesting of the nonvested shares are subject to achieving certain operating performance targets and rendering service to the Company for the requisite service period stated in the 2007 Plan.

The grant date fair value of a nonvested share was measured at the quoted market price of the Company’s equity shares. The nonvested shares shall become vested during the three years following the grant date from July 2007 to June 2010 based on the Company’s certain operating performance targets for the years 2008 and 2009. Based on the Company’s operating performance during 2008 and 2009, 2,886,016 and 1,443,008 shares were vested in 2009 and 2010.

The Company recognized a compensation expense of $5,310,270 and $2,655,135 for the nonvested shares in 2009 and 2010, respectively.

In 2009, in light of the significant global economic downturn and its impact on the Group’s performance, the board approved the Amended Restricted Stock Issuance and Allocation Agreement (the “Amended Agreement”), which was executed on July 1, 2010 to extend the performance period and the vesting term. Under the Amended Agreement, there were 1,900,445 granted nonvested shares, which were not vested due to the operating performance targets for 2008 and 2009 were not achieved, became eligible for vesting if the Company can achieve the new performance targets for 2010, 2011 or 2012. The change of performance target was accounted for as a modification of the terms of the nonvested share award, and no other terms or conditions of the award were modified. Immediately before the modification, the share based compensation expense of the 1,900,445 nonvested shares that expected to be recognized over the vesting period was zero. As the Company continues to believe that it is not probable that the new performance targets will be achieved, therefore, there is no incremental compensation cost associated with the modification.

There was no share based compensation expense recognized in 2010 and 2011 after the modification date due to the new performance target of 2010 and 2011 was not achieved.

A summary of the status of the nonvested shares as of December 31, 2009, 2010 and 2011, and changes during the year ended December 31, 2011 is presented below.

		Weighted-
		average grant/	Aggregate
		modification	intrinsic
Nonvested shares	Shares	date fair value	value
At the beginning of year 2009	6,229,469	$1.84	$8,758,633
Granted	—	—	—
Vested	(2,886,016)	—	(5,520,949)
Forfeited	—	—	—

At the end of year 2009	3,343,453	$1.84	4,881,441
Granted	—	—	—
Vested	(1,443,008)	—	(2,117,855)
Forfeited	—	—	—

At the end of year 2010	1,900,445	$1.43	2,481,981
Granted	—	—	—
Vested	—	—	—
Forfeited	—	—	—

At the end of year 2011	1,900,445	$0.69	$615,744

2010 Equity incentive plan of Daily Growth Holding

In November 2010, Daily Growth Holdings, a subsidiary of the Company, implemented the “2010 equity incentive plan” (the “plan”) under which the Company transferred 1,500 nonvested shares which representing 15% of total Daily Growth Holdings’ equity interest to its management group as a share incentive. If the grantees left the Company before the third anniversary of the grant date when the nonvested shares become vested, they should transfer the shares to the Company at no consideration. Therefore, the total share based compensation expenses are recognized ratably over the three years of vesting period. In addition, as the grantees are entitled to all the shareholder’s rights, including the dividend rights since the date of grant, the 15% share of the earnings of Daily Growth Holdings is recognized as noncontrolling interest on the Company’s consolidated financial statements since November 1, 2010, the date of grant.

The fair value of the share incentive was determined to be $1,188 per share. The Group recognized $99,099 and $592,934 share based compensation cost in 2010 and 2011, respectively.

As of December 31, 2011, there was $1,087,048 unrecognized compensation cost relating to nonvested shares, which is expected to be recognized over a weighted average period of 2 years.